UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form 13F
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended:  June 30, 2011

Check here if Amendment [ ]; Amendment Number: ______
  This Amendment (Check only one.): 	[ ] is a restatement.
					[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:    Steward Capital Management
Address: 21 East Long Lake Road Suite 200
	 Bloomfield Hills, MI  48304


Form 13F File Number:  28-04246

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: 	Cheryl L Clift
Title: 	Portfolio Manager
Phone: 	248-901-1532

Signature, Place, and Date of Signing:

    /s/Cheryl L Clift				Bloomfield Hills, MI	July 20, 2011
		[Signature]			[City, State]		[Date]

Report Type Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

NONE

FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers: NONE

Form 13F Information Table Entry Total: 59

Form 13F Information Table Value Total: 119368 X 1000
					         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respectto which this report is filed, other than the manager filing this report.

NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AFFILIATED MANAGERS GROUP      COM              008252108     1844 18175.000SH       SOLE                18075.000           100.000
APPLE INC                      COM              037833100     2501 7450.000 SH       SOLE                 7300.000           150.000
AT&T Inc.                      COM              00206R102     1850 58875.000SH       SOLE                58775.000           100.000
BANK OF AMERICA CORP           COM              060505104     1463 133400.000SH      SOLE               132450.000           950.000
BERKSHIRE HATHAWAY INC CL-A    COM              084670108     3135   27.000 SH       SOLE                   27.000
CALLON PETROLEUM CO            COM              13123X102      706 100500.000SH      SOLE               100500.000
CHESAPEAKE ENERGY CORP         COM              165167107     1878 63250.000SH       SOLE                63250.000
CITIGROUP                      COM              172967101     1554 37310.000SH       SOLE                37310.000
COMERICA INC COM               COM              200340107     1274 36850.000SH       SOLE                36850.000
CONOCOPHILLIPS                 COM              20825C104     2274 30236.000SH       SOLE                30196.000            40.000
COVENTRY HEALTH CARE INC       COM              222862104     2218 60800.000SH       SOLE                60800.000
DOMINOS PIZZA INC              COM              25754A201     3004 119000.000SH      SOLE               119000.000
ENERGEN CORP                   COM              29265N108     1215 21500.000SH       SOLE                21500.000
ENSCO PLC                      COM              29358Q109     2096 39306.000SH       SOLE                39306.000
EXXON MOBIL CORP COM           COM              30231G102      755 9277.000 SH       SOLE                  977.000          8300.000
FANNIE MAE                     COM              313586109        7 21110.000SH       SOLE                21110.000
FEDERAL HOME LN MTG CP COM     COM              313400301        5 14025.000SH       SOLE                14025.000
FIFTH THIRD BANCORP            COM              316773100     1473 115500.000SH      SOLE               115500.000
FORD MOTOR COMPANY             COM              345370860     2721 197300.000SH      SOLE               197300.000
FREEPORT MCMORAN COPPER & GOLD COM              35671D857     1912 36140.000SH       SOLE                36000.000           140.000
GENERAL ELEC CO COM            COM              369604103     2296 121721.000SH      SOLE               120946.000           775.000
GOLDMAN SACHS GROUP INC        COM              38141G104      533 4000.000 SH       SOLE                 4000.000
GOOGLE                         COM              38259P508     1761 3476.000 SH       SOLE                 3476.000
HARTFORD FINANCIAL SVCS GROUP  COM              416515104      528 20000.000SH       SOLE                20000.000
INTERCONTINENTAL EXCHANGE INC  COM              45865V100     1198 9600.000 SH       SOLE                 9600.000
INTL BUSINESS MACHINES (IBM)   COM              459200101      558 3250.000 SH       SOLE                 3250.000
KRAFT FOODS INC-A              COM              50075n104      793 22500.000SH       SOLE                22500.000
LAS VEGAS SANDS CORP           COM              517834107     1773 42000.000SH       SOLE                42000.000
MEADOWBROOK INSURANCE GROUP    COM              58319P108      849 85630.000SH       SOLE                85630.000
MEDTRONIC INC COM              COM              585055106     2328 60400.000SH       SOLE                60250.000           150.000
MERCK & CO INC COM             COM              58933Y105     1884 53372.000SH       SOLE                53187.000           185.000
MGM RESORTS INTERNATIONAL      COM              552953101    13054 988150.000SH      SOLE               986800.000          1350.000
MICRON TECHNOLOGY INC          COM              595112103     1846 246750.000SH      SOLE               246750.000
MICROSOFT CORP COM             COM              594918104     1587 61025.000SH       SOLE                60775.000           250.000
NEWS CORP -CLASS A             COM              65248E104      797 45000.000SH       SOLE                45000.000
NOBLE CORP                     COM              H5833N103     2111 53540.000SH       SOLE                53540.000
NVIDIA CORP                    COM              67066G104     1600 100400.000SH      SOLE               100400.000
RESEARCH IN MOTION             COM              760975102     5009 173600.000SH      SOLE               173600.000
RESTRICTED BIOMAX TECH         COM              09061C100        0 21149.000SH       SOLE                21149.000
REYNOLDS AMERICAN INC          COM              761713106     2266 61150.000SH       SOLE                61000.000           150.000
SOHU.COM INC                   COM              83408W103     5782 80000.000SH       SOLE                80000.000
SPRINT CORP                    COM              852061100     1736 322000.000SH      SOLE               321500.000           500.000
SUPERVALU INC                  COM              868536103     1676 178100.000SH      SOLE               178100.000
WMS INDUSTRIES INC             COM              929297109     2381 77490.000SH       SOLE                77490.000
ZIMMER HOLDINGS INC            COM              98956P102     2216 35050.000SH       SOLE                35050.000
ENERGY SELECT SPDR                              81369Y506      338     4475 SH       SOLE                     4475
RUSSELL 1000 INDEX                              464287622     2104    28474 SH       SOLE                    12699             15775
RUSSELL 1000 VALUE INDEX FUND                   464287598     3478    50930 SH       SOLE                    35150             15780
RUSSELL 2000 SMALL CAP INDEX F                  464287655     2246    27119 SH       SOLE                     8589             18530
RUSSELL 3000 INDEX FUND                         464287689     1603    20215 SH       SOLE                    20215
RUSSELL MIDCAP INDEX FUND                       464287499     4581    41896 SH       SOLE                    30141             11755
RUSSELL MIDCAP VALUE INDEX FUN                  464287473     2283    47795 SH       SOLE                    15045             32750
S&P MIDCAP 400                                  464287507      215     2200 SH       SOLE                     2200
S&P MIDCAP 400/BARRA VALUE                      464287705      419     4978 SH       SOLE                     4978
S&P SMALLCAP 600/BARRA VALUE I                  464287879      203     2725 SH       SOLE                     2205               520
DFA U.S. LARGE CAP VALUE FUND                   233203827     1110 51159.284SH       SOLE                35868.325         15290.959
DFA U.S. SMALL CAP VALUE FUND                   233203819     2151 80350.757SH       SOLE                24291.636         56059.121
MUNROS EUROPEAN MICROCAP FUND  FE                             3332  2500000 SH       SOLE                                    2500000
MUNROS EUROPEAN SMALLCAP FUND  FE                             4883  4000000 SH       SOLE                                    4000000